Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [line items]
Loss attributable to equity holders of the Company	€ (12,710,159)	€ (15,202,347)	€ (28,728,509)	€ (21,243,974)
Weighted average number of ordinary shares outstanding	33,582,171	33,126,351	33,368,220	27,646,066
Basic earnings loss per share	€ (0.38)	€ (0.46)	€ (0.86)	€ (0.77)
Diluted earnings loss per share	€ (0.38)	€ (0.46)	€ (0.86)	€ (0.77)